Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposits

Note 7 - Deposits

Deposit accounts, by type and range of rates, consist of the following:

	December 31
	2013	2012
Account Type

NOW accounts and MMDA	$50,222	$44,218
Regular savings accounts	22,037	19,867

Total	72,259	64,085

Certificate of Deposit Rates

0.50 percent to 0.99 percent	40,259	42,698
1.00 percent to 1.99 percent	17,715	15,962
2.00 percent to 2.99 percent	7,130	10,746
3.00 percent to 3.99 percent	1,486	3,398
4.00 percent to 4.99 percent	133	394

Total certificate of deposits	66,723	73,198

Total interest-bearing deposits	$138,982	$137,283

Certificates of deposit $100 or greater at December 31, 2013 and 2012 were $22.9 million and $26.0 million, respectively.

The following table sets forth the amount and maturities of certificates of deposit:

	December 31, 2013
	Amount Due
Rate	Less than 1 Year	1-2 Years	2-3 Years	3-5 Years	Greater than 5 Years	Total
0.50 percent to 0.99 percent	$27,892	$11,193	$877	$297	$—	$40,259
1.00 percent to 1.99 percent	3,324	953	6,408	3,315	3,715	17,715
2.00 percent to 2.99 percent	1,313	3,861	409	51	1,496	7,130
3.00 percent to 3.99 percent	422	494	—	12	558	1,486
4.00 percent to 4.99 percent	—	46	33	54	—	133
Total	$32,951	$16,547	$7,727	$3,729	$5,769	$66,723

Interest expense on deposits is summarized as follows:

	Year Ended December 31
	2013	2012

NOW and MMDAs	$98	$95
Regular savings	11	10
Certificates of deposit	717	929

Total	$826	$1,034

Deposits from related parties held by the Bank at December 31, 2013 and 2012 amounted to $632 and $1.3 million, respectively.